RESTATEMENT OF FINANCIAL STATEMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of restated financial information

	Impact of correction of error
March 31, 2023 (Unaudited)	As previously reported	Adjustments	As restated

Total assets	$14,284,585	$(8,673)	$14,275,912

Total liabilities	10,745,097	(8,673)	10,736,424

Mezzanine equity	5,171,861	283,118	5,454,979

Total stockholders' equity	$(1,632,373)	$(283,118)	$(1,915,491)

ii. Statement of operations

	Impact of correction of error
Three months ended March 31, 2023 (Unaudited)	As previously reported	Adjustments	As restated

Revenue	$2,860,798	$(154,399)	$2,706,399
Cost of sales	983,124	(26,829)	956,295
Gross profit	1,877,674	(127,570)	1,750,104
Operating expense	1,164,113	(171,557)	992,556
Income from operations	$713,561	$43,987	$757,548
Other income (expense), net	(729,552)	1,503	(728,049)
Net loss before discontinued operations	(15,991)	45,490	29,499
Loss from discontinued operations	–	(45,490)	(45,490)
Net loss for the period	$(15,991)	$–	$(15,991)
Preferred stock dividends	$(336,811)	$(8,136)	$(344,947)
Net loss attributable to common shareholders	$(352,802)	$(8,136)	$(360,938)
Basic and diluted earnings (loss) per share for continuing operations	$(30)	$(1)	$(31)